Other non-current liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	£ 958	£ 1,032
Other payables	359	338
Other non-current liabilities	1,317	1,370	[1]
Customer contributions, non-current	£ 844	£ 839

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).